Stockholders' Deficit (Details) - Schedule of warrant activity - Warrant [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Warrant Number of Shares outstanding at beginning	9,258,191	4,033,132	502,250
Warrant Weighted Average Exercise Price outstanding at beginning	$ 0.45	$ 0.97	$ 0.57
Warrant Weighted Average Remaining Contractual Term outstanding at beginning	6 years 10 months 6 days		3 years 11 months 23 days
Warrant Aggregate Intrinsic Value outstanding at beginning	$ 304,799	$ 351,125	$ 201,125
Granted Number of Shares		5,978,000	3,530,882
Granted Weighted Average Exercise Price		$ 0.19	$ 1.02
Granted Weighted Average Remaining Contractual Term		9 years 6 months 7 days	3 years 10 months 24 days
Granted Aggregate Intrinsic Value		$ 304,799	$ 150,000
Forfeited Number of Shares
Forfeited Weighted Average Exercise Price
Forfeited Weighted Average Remaining Contractual Term
Forfeited Aggregate Intrinsic Value
Exercised Number of Shares
Exercised Weighted Average Exercise Price
Exercised Weighted Average Remaining Contractual Term
Exercised Aggregate Intrinsic Value
Expired Number of Shares		(752,942)
Expired Weighted Average Exercise Price		$ 1.2
Expired Weighted Average Remaining Contractual Term		1 year 8 months 23 days
Expired Aggregate Intrinsic Value
Warrant Number of Shares outstanding at ending	9,258,191	9,258,191	4,033,132
Warrant Weighted Average Exercise Price outstanding at ending	$ 0.45	$ 0.45	$ 0.97
Warrant Weighted Average Remaining Contractual Term outstanding at ending	6 years 7 months 9 days	6 years 10 months 6 days	3 years 4 months 20 days
Warrant Aggregate Intrinsic Value outstanding at ending	$ 548,780	$ 304,799	$ 351,125
Warrant Number of Shares exercisable at ending	7,758,191	9,258,191
Warrant Weighted Average Exercise Price exercisable at ending	$ 0.38	$ 0.32
Warrant Weighted Average Remaining Contractual Term exercisable at ending	7 years 10 months 17 days	6 years 10 months 6 days
Warrant Aggregate Intrinsic Value exercisable at ending	$ 548,780	$ 304,799